Average Annual Total Returns - INVESCO Government Money Market Fund	Invesco Cash Reserve InceptionDate	Invesco Cash Reserve 1Year	Invesco Cash Reserve 5Years	Invesco Cash Reserve 10Years	Invesco Cash Reserve Return After Taxes on Distributions 1Year	Invesco Cash Reserve Return After Taxes on Distributions 5Years	Invesco Cash Reserve Return After Taxes on Distributions 10Years	Invesco Cash Reserve Return After Taxes on Distributions and Sale of Fund Shares 1Year	Invesco Cash Reserve Return After Taxes on Distributions and Sale of Fund Shares 5Years	Invesco Cash Reserve Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class A InceptionDate	Class A 1Year		Class A 5Years		Class A 10Years		Class AX InceptionDate	Class AX 1Year	Class AX 5Years	Class AX 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class CX InceptionDate	Class CX 1Year	Class CX 5Years	Class CX 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Investor Class InceptionDate	Investor Class 1Year	Investor Class 5Years	Investor Class 10Years	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years		Class R6 10Years
Total	Oct. 16, 1993	0.25%	0.72%	0.38%	0.15%	0.43%	0.23%	0.15%	0.43%	0.23%	May 15, 2020	0.23%	[1]	0.68%	[1]	0.34%	[1]	Jun. 07, 2010	0.25%	0.72%	0.38%	Aug. 04, 1997	(0.92%)	0.39%	0.31%	Jun. 07, 2010	(0.92%)	0.39%	0.31%	Jun. 03, 2002	0.19%	0.59%	0.32%	Oct. 03, 2008	0.30%	0.82%	0.44%	Sep. 30, 2003	0.30%	0.82%	0.44%	Apr. 04, 2017	0.31%	0.88%	[2]	0.47%	[2]

[1]	Performance shown prior to the inception date is that of the Fund’s Invesco Cash Reserve shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class A shares.
[2]	Performance shown prior to the inception date is that of the Fund’s Invesco Cash Reserve shares and includes the 12b-1 fees applicable to Invesco Cash Reserve Shares.